Note 18 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value adjustments (note 4)	$ (4,365)	$ (6,487)
Less: current portion	17,122	18,657
Non-current portion	76,743	31,643
Fair Value, Inputs, Level 3 [Member]
Balance	50,300	32,266
Amounts recognized on acquisitions	61,525	21,477
Fair value adjustments (note 4)	1,675	1,054
Resolved and settled in cash	(18,757)	(6,169)
Other	(877)	1,672
Balance	93,865	50,300
Less: current portion	17,122	18,657
Non-current portion	$ 76,743	$ 31,643